Restricted cash and short term deposits Restricted cash and short-term deposits, composition (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 452,318,000	$ 397,815,000
Restricted cash and cash equivalents, current	(276,289,000)	(222,265,000)	$ (205,227,000)	$ (183,693,000)
Restricted cash	176,029,000	175,550,000	$ 233,144,000	$ 232,335,000
Return Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	62,547,000	58,351,000
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	175,206,000	174,737,000
Lessor VIEs
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	185,673,000	130,063,000
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	823,000	813,000
Bank guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	685,000	99,000
$1.125 billion facility | Interest-bearing Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	27,384,000	33,752,000
Secured Debt | Line of Credit | $1.125 billion facility
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000